UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: January 31, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of

Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
JANUARY 31, 2018
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 98.3%††
	Shares	Value
CONSUMER DISCRETIONARY — 11.9%
Bojangles’*	507,302	$6,214,450
DSW, Cl A	380,600	7,623,418
Extended Stay America	438,400	8,868,832
FTI Consulting*	156,811	6,816,574
Group 1 Automotive	72,127	5,658,363
Haverty Furniture	140,533	3,133,886
MDC Holdings	209,435	7,060,054
Orbotech*	206,826	11,015,553
Red Robin Gourmet Burgers*	159,500	8,397,675
Regis*	97,551	1,553,012
Sturm Ruger	110,300	5,840,385
TRI Pointe Group*	643,550	10,496,300
Vista Outdoor*	256,100	3,879,915
Winnebago Industries	127,000	5,772,150

		92,330,567

CONSUMER STAPLES — 1.7%
Landec*	15,432	202,931
Snyder’s-Lance	133,122	6,653,438
TreeHouse Foods*	132,900	6,267,564

		13,123,933

ENERGY — 2.9%
Carrizo Oil & Gas*	437,929	8,806,752
Dril-Quip*	169,100	8,734,015
Whiting Petroleum*	176,100	4,916,712

		22,457,479

FINANCIAL SERVICES — 24.8%
Ameris Bancorp	197,291	10,564,933
Argo Group International Holdings	120,745	7,401,668
Banc of California	371,600	7,320,520
Boston Private Financial Holdings	379,320	5,841,528
Bryn Mawr Bank	216,739	9,731,581
ConnectOne Bancorp	346,100	10,088,815
Eagle Bancorp*	59,909	3,774,267
Enterprise Financial Services	183,274	8,916,280
First Bancorp	118,094	4,298,622
First Merchants	151,019	6,517,980
Franklin Financial Network*	174,700	5,634,075
Hanmi Financial	230,338	7,255,647
Heritage Financial	260,631	8,027,435

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
JANUARY 31, 2018
(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIAL SERVICES — continued
HomeStreet*	301,191	$8,870,075
HomeTrust Bancshares*	272,656	6,911,830
MGIC Investment*	504,100	7,470,762
Navigators Group	120,878	5,874,671
Pinnacle Financial Partners	84,709	5,362,080
PRA Group*	269,200	9,623,900
Seacoast Banking Corp of Florida*	315,602	8,139,375
Simmons First National, Cl A	187,672	11,044,497
South State	96,075	8,512,245
Sterling Bancorp	434,300	10,748,925
TriCo Bancshares	188,137	6,957,306
Union Bankshares	218,400	8,244,600

		193,133,617

HEALTH CARE — 5.2%
AMN Healthcare Services*	156,900	8,417,685
ANI Pharmaceuticals*	24,098	1,618,422
Bio-Rad Laboratories, Cl A*	23,637	6,110,874
CONMED	124,270	7,180,320
Ensign Group	370,270	8,527,318
Livanova*	104,300	8,922,865

		40,777,484

INDUSTRIALS — 16.8%
Armstrong World Industries*	187,736	11,771,047
Atkore International Group*	407,523	9,527,888
Dycom Industries*	98,900	11,542,619
Federal Signal	265,600	5,402,304
Greif, Cl A	130,400	7,709,248
ICF International*	152,964	8,122,389
Kforce	412,618	10,707,437
Knoll	380,300	8,724,082
Knowles*	612,400	9,332,976
Lydall*	159,396	7,619,129
Matson	242,300	8,289,083
McDermott International*	1,416,495	12,436,826
MYR Group*	213,710	7,240,495
NCI Building Systems*	302,300	5,577,435
SP Plus*	177,619	6,847,212

		130,850,170

INFORMATION TECHNOLOGY — 7.4%
Acxiom*	284,700	7,706,829

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
JANUARY 31, 2018
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Mitel Networks*	1,126,400	$10,137,600
NetScout Systems*	307,200	8,755,200
Oclaro*	832,400	4,944,456
Perficient*	404,000	7,825,480
Verint Systems*	217,300	9,072,275
Virtusa*	199,229	8,889,598

		57,331,438

MATERIALS — 1.2%
US Concrete*	123,900	9,645,615

MATERIALS & PROCESSING — 5.2%
Belden CDT	91,172	7,728,650
Brady, Cl A	192,334	7,356,776
Haynes International	128,500	4,600,300
Innophos Holdings	111,087	5,139,995
Minerals Technologies	105,786	7,949,818
Quanex Building Products	380,371	7,873,680

		40,649,219

PRODUCER DURABLES — 10.9%
Actuant, Cl A	288,443	7,138,964
Albany International, Cl A	95,171	6,038,600
Allegiant Travel, Cl A	49,411	7,868,702
CBIZ*	427,007	7,045,616
Compass Diversified Holdings (A)	410,955	6,945,140
ESCO Technologies	108,175	6,614,901
Granite Construction	94,630	6,310,875
Heartland Express	329,153	7,468,482
Kaman	138,246	8,668,024
Methode Electronics	188,954	7,718,771
Regal Beloit	87,356	6,805,032
Triumph Group	223,343	6,510,448

		85,133,555

REAL ESTATE — 6.7%
Brandywine Realty Trust†	315,348	5,657,343
CatchMark Timber Trust, Cl A†	558,700	7,358,079
Empire State Realty Trust, Cl A†	327,375	6,400,181
First Industrial Realty Trust†	195,900	6,045,474
Jernigan Capital†	152,200	2,700,028
Kite Realty Group Trust†	454,143	7,656,851

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
JANUARY 31, 2018
(Unaudited)

COMMON STOCK — continued
	Shares	Value
REAL ESTATE — continued
Pebblebrook Hotel Trust†	243,677	$9,503,403
QTS Realty Trust, Cl A†	132,500	6,598,500

		51,919,859

TECHNOLOGY — 1.1%
FormFactor*	600,355	8,615,094

UTILITIES — 2.5%
El Paso Electric	102,500	5,350,500
IDACORP	82,147	7,087,643
Spire	109,050	7,251,825

		19,689,968

TOTAL COMMON STOCK
(Cost $586,331,429)		765,657,998

WARRANTS — 0.0%
	Number of Warrants	Value
SAExploration Holdings, Ser A, Expires 08/01/2021*(B)	2,784	—
SAExploration Holdings, Ser B, Expires 08/01/2021*(B)	2,784	—

TOTAL WARRANTS
(Cost $–)		—

SHORT-TERM INVESTMENT — 2.0%
	Shares	Value
Dreyfus Treasury Prime Cash Management, Cl A 1.180%, (C) (Cost $15,576,786)	15,576,786	15,576,786

TOTAL INVESTMENTS — 100.3% (Cost $601,908,215)		$781,234,784

Percentages are based on Net Assets of $778,640,216.
(A)	Security considered to be a Limited Partnership for tax purposes. The total value of such security as of January 31, 2018 was $6,945,140 or 0.9% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of January 31, 2018, was $0 and represented 0.0% of Net Assets.

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
JANUARY 31, 2018
(Unaudited)

(C)	The rate shown is the 7-day effective yield as of January 31, 2018.
*	Non-income producing security.
†	Real Estate Investment Trust
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl — Class

Ser — Series

Investments in Securities	Level 1	Level 2	Level 3*	Total
Common Stock	$765,657,998	$—	$—	$765,657,998
Warrants	—	—	—	—
Short-Term Investment	15,576,786	—	—	15,576,786

Total Investments in Securities	$781,234,784	$—	$—	$781,234,784

*	Portfolio investment in warrants is considered Level 3.

For the period ended January 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2018, there were Level 3 securities. All transfers, if any, are recognized by the Portfolio at the period end.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ICM-QH-001-2800

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 29, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 29, 2018